Intangible Assets	12 Months Ended
Nov. 30, 2014
Intangible Assets
Intangible Assets

9. Intangible Assets

        Intangible assets are recorded at cost, less accumulated amortization. Amortization of intangible assets with definite lives is provided for over their estimated useful lives. The life of the trade names is indefinite. Intangible assets consisted of the following (in thousands):

	Amortization Period	Gross Amount	Accumulated Amortization	Net Amount
Trade names	Indefinite	$44,400	$—	$44,400
Designs	6 Years	12,400	2,411	9,989
Customer relationships	10 Years	2,700	316	2,384

Total		$59,500	$2,727	$56,773

        Amortization expense from continuing operations related to the intangible assets amounted to approximately $2,337,000 for the year ended November 30, 2014 and $390,000 for the year ended November 30, 2013. There was no amortization expense related to intangible assets for the year ended November 30, 2012.

        Estimated amortization expense for the next five years is as follows (in thousands) at November 30, 2014:

2015	$2,337
2016	2,337
2017	2,337
2018	2,337
2019	1,992
Thereafter	1,035

Total	$12,375